SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash paid / (received) during the year:
Interest expense	$ 15	$ 177	$ 182
Income taxes	$ 236	$ 80	$ 383